Acquisitions (Details) $ in Thousands						3 Months Ended																12 Months Ended
		Apr. 01, 2016 USD ($) shares	Oct. 01, 2015 USD ($) shares	Mar. 01, 2015 USD ($) subsidiaries shares	Jul. 01, 2014 USD ($)	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)		Jun. 30, 2015 USD ($)		Mar. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($)		Jun. 30, 2014 USD ($)		Mar. 31, 2014 USD ($)		Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)
Current assets:
Cash and cash equivalents						$ 80,783	[1]					$ 236,579	[1],[2]	$ 236,579	[1],[2]					$ 375,118	[2]	$ 236,579	[1],[2]	$ 375,118	[2]	$ 0	[2]	$ 80,783	[1]	$ 236,579	[1],[2]	$ 375,118	[2]	$ 0	[2]
Receivables from related party																												18,088	[1]	8,499	[2]
Prepaid expenses and other																												632	[1]	727	[2]
Total current assets																												99,503	[1]	245,805	[2]
Property and equipment, at cost																												1,110,399	[1],[3]	1,059,032	[2],[4]
Accumulated depreciation																												(310,558)	[1],[3]	(273,398)	[2],[4]
Property and equipment, net																												799,841	[1],[3]	785,634	[2],[4]
Deferred charges and other assets, net																												3,322	[1]	1,385	[2]
Total assets																												902,666	[1]	1,032,824	[2]
Current liabilities:
Current portion of debt and capital lease obligations																												913	[1]	1,200	[2]
Accounts payable																												9,264	[1]	4,297	[2]
Accrued liabilities																												1,690	[1]	1,054	[2]
Taxes other than income taxes																												1,276	[1]	765	[2]
Deferred revenue from related party																												129	[1]	124	[2]
Total current liabilities																												13,272	[1]	7,440	[2]
Debt and capital lease obligations, net of current portion																												175,246	[1]	1,519	[2]
Notes payable to related party																												370,000	[1]	0	[2]
Deferred income taxes																												320	[1]	830	[2]
Other long-term liabilities																												1,116	[1]	1,065	[2]
Partners’ capital:
Common unitholders – public																												581,489	[1]	374,954	[2]
Common unitholder – Valero																												28,430	[1]	58,844	[2]
Subordinated unitholder – Valero																												(313,961)	[1]	146,804	[2]
General partner – Valero																												(5,805)	[1]	4,617	[2]
Net investment																												52,559	[1]	436,751	[2]
Total partners’ capital																												342,712	[1]	1,021,970	[2]	1,075,174	[2]	607,595	[2]
Total liabilities and partners’ capital																												902,666	[1]	1,032,824	[2]
Consolidated Statements of Income
Operating revenues – related party						79,456	[3]	$ 62,037	[3]	$ 60,245	[3]	41,886	[3]	34,182	[4]	$ 33,666	[4]	$ 31,843	[4]	29,489	[4]	243,624	[1]	129,180	[2]	124,985	[2]
Costs and expenses:
Operating expenses (c)	[5]																					92,025	[1]	98,061	[2]	93,025	[2]
General and administrative expenses (d)	[6]																					14,013	[1]	13,149	[2]	8,004	[2]
Depreciation expense																						42,724	[1]	35,302	[2]	32,493	[2]
Total costs and expenses																						148,762	[1]	146,512	[2]	133,522	[2]
Operating income (loss)						43,882	[3]	21,703	[3]	24,838	[3]	4,439	[3]	(5,908)	[4]	(3,683)	[4]	(3,010)	[4]	(4,731)	[4]	94,862	[1]	(17,332)	[2]	(8,537)	[2]
Other income, net																						223	[1]	1,504	[2]	309	[2]
Interest and debt expense, net of capitalized interest (e)	[7]																					(6,113)	[1]	(872)	[2]	(198)	[2]
Income (loss) before income taxes																						88,972	[1]	(16,700)	[2]	(8,426)	[2]
Income tax expense																						251	[1]	548	[2]	1,434	[2]
Net income (loss)						40,878	[3]	20,264	[3]	23,504	[3]	4,075	[3]	(6,040)	[4]	(3,870)	[4]	(2,888)	[4]	(4,450)	[4]	88,721	[1]	(17,248)	[2]	(9,860)	[2]
Less: Net loss attributable to Predecessor																						(43,157)	[1]	(76,529)	[2]	(11,901)	[2]
Net income attributable to partners						44,667		31,428		33,662		22,121		19,056		17,543		12,200		10,482		131,878		59,281		2,041
Cash flows from operating activities:
Net income (loss)						40,878	[3]	20,264	[3]	23,504	[3]	4,075	[3]	(6,040)	[4]	(3,870)	[4]	(2,888)	[4]	(4,450)	[4]	88,721	[1]	(17,248)	[2]	(9,860)	[2]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense																						42,724	[1]	35,302	[2]	32,493	[2]
Deferred income tax benefit																						(228)	[1]	43	[2]	941	[2]
Changes in current assets and current liabilities																						(8,973)	[1]	(1,318)	[2]	(2,947)	[2]
Changes in deferred charges and credits and other operating activities, net																						587	[1]	(34)	[2]	(421)	[2]
Net cash provided by operating activities																						122,831	[1]	16,745	[2]	20,206	[2]
Cash flows from investing activities:
Capital expenditures																						(31,195)	[1]	(108,331)	[2]	(124,379)	[2]
Acquisitions from Valero Energy Corporation																						(390,144)	[1]	(80,116)	[2]	0	[2]
Proceeds from dispositions of property and equipment																						82	[1]	54	[2]	8	[2]
Net cash used in investing activities																						(421,257)	[1]	(188,393)	[2]	(124,371)	[2]
Cash flows from financing activities:
Proceeds from debt borrowings																						200,000	[1]	0	[2]	0	[2]
Proceeds from notes payable to related party																						555,000	[1]	0	[2]	0	[2]
Repayments of debt and capital lease obligations																						(26,200)	[1]	(1,048)	[2]	(1,059)	[2]
Repayment of note payable to related party																						(185,000)	[1]	0	[2]	0	[2]
Payment of debt issuance costs																						(2,322)	[1]	(1,071)	[2]	(572)	[2]
Proceeds from issuance of common units, net of discount																						189,683	[1]	0	[2]	372,449	[2]
Proceeds from issuance of general partner units																						4,011	[1]	0	[2]	0	[2]
Payment of offering costs																						(666)	[1]	(3,223)	[2]	0	[2]
Prefunding of capital projects by Valero Energy Corporation																						0	[1]	0	[2]	3,500	[2]
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets																						(576,076)	[1]	(73,884)	[2]	0	[2]
Cash distributions to unitholders and distribution equivalent right payments																						(71,715)	[1]	(41,837)	[2]	0	[2]
Net transfers from Valero Energy Corporation																						55,915	[1]	154,172	[2]	104,965	[2]
Net cash provided by financing activities																						142,630	[1]	33,109	[2]	479,283	[2]
Net increase (decrease) in cash and cash equivalents																						(155,796)	[1]	(138,539)	[2]	375,118	[2]
Cash and cash equivalents at beginning of year	[2]											236,579	[1]							375,118		236,579	[1]	375,118		0
Cash and cash equivalents at end of year						80,783	[1]							236,579	[1],[2]							$ 80,783	[1]	236,579	[1],[2]	375,118	[2]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares																						3,549,605
Borrowings under the Revolver																						$ 200,000	[1]	0	[2]	0	[2]
Proceeds from notes payable to related party																						555,000	[1]	0	[2]	0	[2]
Valero Energy Partners LP (Previously Reported) [Member]
Current assets:
Cash and cash equivalents						80,783						236,579		236,579						375,118		236,579		375,118		0		80,783		236,579		375,118		0
Receivables from related party																												18,088		8,499
Prepaid expenses and other																												632		727
Total current assets																												99,503		245,805
Property and equipment, at cost																												1,010,881		819,104
Accumulated depreciation																												(263,599)		(174,530)
Property and equipment, net																												747,282		644,574
Deferred charges and other assets, net																												3,322		1,385
Total assets																												850,107		891,764
Current liabilities:
Current portion of debt and capital lease obligations																												913		1,200
Accounts payable																												9,264		4,297
Accrued liabilities																												1,690		1,054
Taxes other than income taxes																												1,276		765
Deferred revenue from related party																												129		124
Total current liabilities																												13,272		7,440
Debt and capital lease obligations, net of current portion																												175,246		1,519
Notes payable to related party																												370,000
Deferred income taxes																												320		830
Other long-term liabilities																												1,116		1,065
Partners’ capital:
Common unitholders – public																												581,489		374,954
Common unitholder – Valero																												28,430		58,844
Subordinated unitholder – Valero																												(313,961)		146,804
General partner – Valero																												(5,805)		4,617
Net investment																												0		295,691
Total partners’ capital																												290,153		880,910
Total liabilities and partners’ capital																												850,107		891,764
Consolidated Statements of Income
Operating revenues – related party																						243,624		129,180		124,985
Costs and expenses:
Operating expenses (c)																						83,681		70,507		68,529
General and administrative expenses (d)																						13,758		12,597		7,456
Depreciation expense																						38,203		26,953		25,162
Total costs and expenses																						135,642		110,057		101,147
Operating income (loss)						47,671		32,867		34,996		12,969		3,004		5,845		6,035		4,239		107,982		19,123		23,838
Other income, net																						223		1,504		309
Interest and debt expense, net of capitalized interest (e)																						(6,113)		(872)		(198)
Income (loss) before income taxes																						102,092		19,755		23,949
Income tax expense																						251		548		1,434
Net income (loss)						44,667		31,428		33,662		12,605		2,872		5,658		6,157		4,520		101,841		19,207		22,515
Less: Net loss attributable to Predecessor																						(30,037)		(40,074)		20,474
Net income attributable to partners																						131,878		59,281		2,041
Cash flows from operating activities:
Net income (loss)						44,667		31,428		33,662		12,605		2,872		5,658		6,157		4,520		101,841		19,207		22,515
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense																						38,203		26,953		25,162
Deferred income tax benefit																						(228)		43		941
Changes in current assets and current liabilities																						(8,973)		(1,318)		(2,947)
Changes in deferred charges and credits and other operating activities, net																						587		(34)		(421)
Net cash provided by operating activities																						131,430		44,851		45,250
Cash flows from investing activities:
Capital expenditures																						(30,969)		(69,928)		(109,812)
Acquisitions from Valero Energy Corporation																						(390,144)		(80,116)
Proceeds from dispositions of property and equipment																						82		54		8
Net cash used in investing activities																						(421,031)		(149,990)		(109,804)
Cash flows from financing activities:
Proceeds from debt borrowings																						200,000
Proceeds from notes payable to related party																						555,000
Repayments of debt and capital lease obligations																						(26,200)		(1,048)		(1,059)
Repayment of note payable to related party																						(185,000)
Payment of debt issuance costs																						(2,322)		(1,071)		(572)
Proceeds from issuance of common units, net of discount																						189,683				372,449
Proceeds from issuance of general partner units																						4,011
Payment of offering costs																						(666)		(3,223)
Prefunding of capital projects by Valero Energy Corporation																										3,500
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets																						(576,076)		(73,884)
Cash distributions to unitholders and distribution equivalent right payments																						(71,715)		(41,837)
Net transfers from Valero Energy Corporation																						47,090		87,663		65,354
Net cash provided by financing activities																						133,805		(33,400)		439,672
Net increase (decrease) in cash and cash equivalents																						(155,796)		(138,539)		375,118
Cash and cash equivalents at beginning of year												236,579								375,118		236,579		375,118		0
Cash and cash equivalents at end of year						80,783								236,579								80,783		236,579		375,118
Business Acquisitions (Textual)
Borrowings under the Revolver																						200,000
Proceeds from notes payable to related party																						555,000
Limited Partner, Common Units, Valero [Member]
Partners’ capital:
Total partners’ capital																												28,430	[1]	58,844	[2]	75,998	[2]	0	[2]
Costs and expenses:
Less: Net loss attributable to Predecessor																						0	[1]	0	[2]	0	[2]
Net income attributable to partners																						$ 28,548		11,605		401
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares																						3,478,613
General Partner [Member]
Partners’ capital:
Total partners’ capital																												(5,805)	[1]	4,617	[2]	6,167	[2]	0	[2]
Costs and expenses:
Less: Net loss attributable to Predecessor																						$ 0	[1]	0	[2]	0	[2]
Net income attributable to partners																						$ 6,069		1,379		41
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares																						70,992
Corpus Christi Terminal Services Business [Member] | Adjustments for Acquisitions of Businesses Under Common Control [Member]
Current assets:
Cash and cash equivalents												0		0						0		$ 0		0		0				0		0		0
Receivables from related party																														0
Prepaid expenses and other																														0
Total current assets																														0
Property and equipment, at cost																														140,555
Accumulated depreciation																														(56,366)
Property and equipment, net																														84,189
Deferred charges and other assets, net																														0
Total assets																														84,189
Current liabilities:
Current portion of debt and capital lease obligations																														0
Accounts payable																														0
Accrued liabilities																														0
Taxes other than income taxes																														0
Deferred revenue from related party																														0
Total current liabilities																														0
Debt and capital lease obligations, net of current portion																														0
Deferred income taxes																														0
Other long-term liabilities																														0
Partners’ capital:
Common unitholders – public																														0
Common unitholder – Valero																														0
Subordinated unitholder – Valero																														0
General partner – Valero																														0
Net investment																														84,189
Total partners’ capital																														84,189
Total liabilities and partners’ capital																														84,189
Consolidated Statements of Income
Operating revenues – related party																								0		0
Costs and expenses:
Operating expenses (c)																								17,693		16,199
General and administrative expenses (d)																								324		322
Depreciation expense																								3,145		3,005
Total costs and expenses																								21,162		19,526
Operating income (loss)						0		(7,568)		(7,284)		(5,669)		(5,779)		(5,313)		(5,114)		(4,956)				(21,162)		(19,526)
Other income, net																								0		0
Interest and debt expense, net of capitalized interest (e)																								0		0
Income (loss) before income taxes																								(21,162)		(19,526)
Income tax expense																								0		0
Net income (loss)						0		(7,568)		(7,284)		(5,669)		(5,779)		(5,313)		(5,114)		(4,956)				(21,162)		(19,526)
Less: Net loss attributable to Predecessor																								(21,162)		(19,526)
Net income attributable to partners																								0		0
Cash flows from operating activities:
Net income (loss)						0		(7,568)		(7,284)		(5,669)		(5,779)		(5,313)		(5,114)		(4,956)				(21,162)		(19,526)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense																								3,145		3,005
Deferred income tax benefit																								0		0
Changes in current assets and current liabilities																								0		0
Changes in deferred charges and credits and other operating activities, net																								0		0
Net cash provided by operating activities																								(18,017)		(16,521)
Cash flows from investing activities:
Capital expenditures																								(34,024)		(10,685)
Acquisitions from Valero Energy Corporation																								0
Proceeds from dispositions of property and equipment																								0		0
Net cash used in investing activities																								(34,024)		(10,685)
Cash flows from financing activities:
Repayments of debt and capital lease obligations																								0		0
Payment of debt issuance costs																								0		0
Proceeds from issuance of common units, net of discount																										0
Payment of offering costs																								0
Prefunding of capital projects by Valero Energy Corporation																										0
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets																								0
Cash distributions to unitholders and distribution equivalent right payments																								0
Net transfers from Valero Energy Corporation																								52,041		27,206
Net cash provided by financing activities																								52,041		27,206
Net increase (decrease) in cash and cash equivalents																								0		0
Cash and cash equivalents at beginning of year												0								0		0		0		0
Cash and cash equivalents at end of year														0										0		0
McKee Terminal Services Business [Member] | Adjustments for Acquisitions of Businesses Under Common Control [Member]
Current assets:
Cash and cash equivalents						0						0		0						0		0		0		0		0		0		$ 0		$ 0
Receivables from related party																												0		0
Prepaid expenses and other																												0		0
Total current assets																												0		0
Property and equipment, at cost																												99,518		99,373
Accumulated depreciation																												(46,959)		(42,502)
Property and equipment, net																												52,559		56,871
Deferred charges and other assets, net																												0		0
Total assets																												52,559		56,871
Current liabilities:
Current portion of debt and capital lease obligations																												0		0
Accounts payable																												0		0
Accrued liabilities																												0		0
Taxes other than income taxes																												0		0
Deferred revenue from related party																												0		0
Total current liabilities																												0		0
Debt and capital lease obligations, net of current portion																												0		0
Notes payable to related party																												0
Deferred income taxes																												0		0
Other long-term liabilities																												0		0
Partners’ capital:
Common unitholders – public																												0		0
Common unitholder – Valero																												0		0
Subordinated unitholder – Valero																												0		0
General partner – Valero																												0		0
Net investment																												52,559		56,871
Total partners’ capital																												52,559		56,871
Total liabilities and partners’ capital																												52,559		56,871
Consolidated Statements of Income
Operating revenues – related party																						0		0		0
Costs and expenses:
Operating expenses (c)																						8,344		9,861		8,297
General and administrative expenses (d)																						255		228		226
Depreciation expense																						4,521		5,204		4,326
Total costs and expenses																						13,120		15,293		12,849
Operating income (loss)						(3,789)		(3,596)		(2,874)		(2,861)		(3,133)		(4,215)		(3,931)		(4,014)		(13,120)		(15,293)		(12,849)
Other income, net																						0		0		0
Interest and debt expense, net of capitalized interest (e)																						0		0		0
Income (loss) before income taxes																						(13,120)		(15,293)		(12,849)
Income tax expense																						0		0		0
Net income (loss)						(3,789)		(3,596)		(2,874)		(2,861)		(3,133)		(4,215)		(3,931)		(4,014)		(13,120)		(15,293)		(12,849)
Less: Net loss attributable to Predecessor																						(13,120)		(15,293)		(12,849)
Net income attributable to partners																						0		0		0
Cash flows from operating activities:
Net income (loss)						(3,789)		$ (3,596)		$ (2,874)		(2,861)		(3,133)		$ (4,215)		$ (3,931)		(4,014)		(13,120)		(15,293)		(12,849)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense																						4,521		5,204		4,326
Deferred income tax benefit																						0		0		0
Changes in current assets and current liabilities																						0		0		0
Changes in deferred charges and credits and other operating activities, net																						0		0		0
Net cash provided by operating activities																						(8,599)		(10,089)		(8,523)
Cash flows from investing activities:
Capital expenditures																						(226)		(4,379)		(3,882)
Acquisitions from Valero Energy Corporation																						0		0
Proceeds from dispositions of property and equipment																						0		0		0
Net cash used in investing activities																						(226)		(4,379)		(3,882)
Cash flows from financing activities:
Proceeds from debt borrowings																						0
Proceeds from notes payable to related party																						0
Repayments of debt and capital lease obligations																						0		0		0
Repayment of note payable to related party																						0
Payment of debt issuance costs																						0		0		0
Proceeds from issuance of common units, net of discount																						0				0
Proceeds from issuance of general partner units																						0
Payment of offering costs																						0		0
Prefunding of capital projects by Valero Energy Corporation																										0
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets																						0		0
Cash distributions to unitholders and distribution equivalent right payments																						0		0
Net transfers from Valero Energy Corporation																						8,825		14,468		12,405
Net cash provided by financing activities																						8,825		14,468		12,405
Net increase (decrease) in cash and cash equivalents																						0		0		0
Cash and cash equivalents at beginning of year												$ 0								$ 0		0		0		0
Cash and cash equivalents at end of year						$ 0								$ 0								0		0		0
Business Acquisitions (Textual)
Borrowings under the Revolver																						0
Proceeds from notes payable to related party																						0
Majority Shareholder [Member]
Current assets:
Receivables from related party																												$ 18,088		$ 8,499
Cash flows from financing activities:
Net transfers from Valero Energy Corporation																						55,915	[3]	154,172	[4]	104,965	[4]
Business Acquisitions (Textual)
Consideration transferred for the acquisitions from Valero, units issued																						$ 170,000	[3]	$ 0	[4]	$ 0	[4]
Majority Shareholder [Member] | Texas Crude Systems Business [Member]
Cash flows from investing activities:
Acquisitions from Valero Energy Corporation					$ (80,100)
Cash flows from financing activities:
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets					(73,900)
Business Acquisitions (Textual)
Effective date of acquisition from Valero																						Jul. 01, 2014
Cash consideration transferred to acquire businesses					$ 154,000
Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member]
Cash flows from investing activities:
Acquisitions from Valero Energy Corporation				$ (296,100)
Cash flows from financing activities:
Proceeds from debt borrowings				200,000
Proceeds from notes payable to related party				160,000
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets				$ (275,100)
Business Acquisitions (Textual)
Effective date of acquisition from Valero																						Mar. 01, 2015
Number of subsidiaries acquired from Valero | subsidiaries				2
Cash consideration transferred to acquire businesses				$ 571,200
Value of consideration transferred for acquisitions from Valero				671,200
Consideration transferred for the acquisitions from Valero, units issued				100,000
Payments to acquire businesses, cash on hand				211,200
Borrowings under the Revolver				200,000
Proceeds from notes payable to related party				$ 160,000
Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member] | Limited Partner, Common Units, Valero [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares				1,908,100
Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member] | General Partner [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares				38,941
Majority Shareholder [Member] | Corpus Christi Terminal Services Business [Member]
Cash flows from investing activities:
Acquisitions from Valero Energy Corporation			$ (94,000)
Cash flows from financing activities:
Proceeds from notes payable to related party			395,000
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets			(301,000)
Business Acquisitions (Textual)
Effective date of acquisition from Valero																						Oct. 01, 2015
Cash consideration transferred to acquire businesses			395,000
Value of consideration transferred for acquisitions from Valero			465,000
Consideration transferred for the acquisitions from Valero, units issued			70,000
Proceeds from notes payable to related party			$ 395,000
Majority Shareholder [Member] | Corpus Christi Terminal Services Business [Member] | Limited Partner, Common Units, Valero [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares			1,570,513
Majority Shareholder [Member] | Corpus Christi Terminal Services Business [Member] | General Partner [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares			32,051
Majority Shareholder [Member] | McKee Terminal Services Business [Member] | Subsequent Event [Member]
Cash flows from financing activities:
Proceeds from debt borrowings		$ 139,000
Business Acquisitions (Textual)
Effective date of acquisition from Valero		Apr. 01, 2016
Cash consideration transferred to acquire businesses		$ 204,000
Value of consideration transferred for acquisitions from Valero		240,000
Consideration transferred for the acquisitions from Valero, units issued		36,000
Payments to acquire businesses, cash on hand		65,000
Borrowings under the Revolver		$ 139,000
Majority Shareholder [Member] | McKee Terminal Services Business [Member] | Limited Partner, Common Units, Valero [Member] | Subsequent Event [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares		728,775
Majority Shareholder [Member] | McKee Terminal Services Business [Member] | General Partner [Member] | Subsequent Event [Member]
Business Acquisitions (Textual)
Units issued in connection with acquisitions | shares		14,873

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[3]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
[4]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.
[5]	Includes operating expenses – related party of $42,007 thousand, $38,442 thousand, and $35,543 thousand.
[6]	Includes general and administrative expenses – related party of $11,188 thousand, $10,688 thousand, and $7,923 thousand.
[7]	Includes interest and debt expense – related party of $3,190 thousand, $0 thousand, and $0 thousand.